Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	¥ 52,444	¥ 22,543
Allowance for doubtful accounts	(136)	(126)
Accounts receivable, net	¥ 52,308	¥ 22,417